Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Basic and diluted earnings per share calculation
The Company calculates basic and diluted earnings per share as follows:

	2023		2024		2025
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income	51,936,829	51,936,829	69,862,177	69,862,177	60,648,616	60,648,616
Less: Undistributed earnings allocated to non-vested shares	813,111	811,596	2,701,759	2,694,694	1,822,987	1,822,217

Net income attributable to common shareholders	51,123,689	51,125,233	67,160,418	67,167,483	58,825,629	58,826,399

Denominator
Weighted average number of shares, basic	37,166,449	37,166,449	35,237,059	35,237,059	35,881,239	35,881,239

Effect of dilutive shares	—	70,502	—	96,101	—	15,628

Weighted average number of shares, diluted	37,166,449	37,236,951	35,237,059	35,333,160	35,881,239	35,896,867

Earnings per share	1.38	1.37	1.91	1.90	1.64	1.64